Credit Facility - Additional Information (Detail) - USD ($)		12 Months Ended
	Apr. 29, 2011	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Line of Credit Facility [Line Items]
Line of credit facility, amount outstanding		$ 0	$ 0	$ 77,000,000
Credit facility, fees expensed on unused portion		4,658,000	4,375,000	$ 3,794,000
Letters of credit, outstanding amount		$ 66,946,000	$ 36,782,000
Amended Credit Agreement
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity	$ 1,000,000,000
Credit facility maturity term, in years	5 years
Option to increase in commitments under credit agreement, maximum	$ 300,000,000
Credit facility, expiration date		Apr. 29, 2016
Percentage of Loan Cap under Amended Credit Agreement	10.00%
Amount of Loan Cap under Amended Credit Agreement	$ 50,000,000